Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Summary of Trade and Other Payables

	2021	2022
Trade payables	$59,718	$28,897
Accrued expenses and other liabilities	26,366	23,745
Accrued interest	6,239	7,373
Restructuring provision	—	1,156
Warranty provision	5,801	4,107
Deferred revenue	1,517	999
Total trade and other payables	$99,641	$66,277